STOCK-BASED COMPENSATION - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) shares
Stock Based Compensation [Line Items]
Stock-based compensation expense unvested stock options | $	$ 2,100
Share Based Compensation Arrangement By Share Based Payment Award Plan Modification Description And Terms Under Incentive Plan	The Compensation Committee had the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plans, in any combination, for more than 1,000,000 shares of the Companys common stock to any individual during any calendar year.
Shares Of Common Stock Eligible To Be Issued Under Incentive Plan | shares	1,344,176
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares	885,831
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $	$ 1,970
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	7 years 3 months 18 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 2 months 12 days